Note 13 - Lease Liabilities and Other Loans	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
Note 13.	Lease Liabilities and Other Loans

Accounting Policies

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date of a lease Opera recognizes a lease liability and a right-of-use asset.

Contracts may contain both lease and non-lease components, which are accounted for separately. Consideration in the contracts is allocated to the lease and non-lease components based on their relative stand-alone prices.

The lease liability is initially measured at the present value of the lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Opera’s incremental borrowing rate. Generally, Opera uses its incremental borrowing rate as the discount rate. The lease payments include:

●	fixed payments (and payments that are fixed in substance) less any lease incentives;
●	variable lease payments that depend on an index or a rate;
●	amounts expected to be paid under residual value guarantees; and
●

the exercise price of any purchase option reasonably certain to be exercised by Opera, and payments of penalties for terminating a lease, if the lease term reflects management’s expectation of exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as an expense in the period when the event or condition that triggers the payment occurs.

After the commencement date, the amount of lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of the lease liability is remeasured if there is a modification, a change in the lease term, a change in the lease payments, or a change in the assessment of an option to purchase the underlying asset.

Lease payments on short-term leases of office properties and equipment, and leases of office equipment of low value are recognized as expenses on a straight-line basis over the lease term.

Other Loans

All financial liabilities are recognized initially at fair value and, in the case of loans, borrowings and payables, net of directly attributable transaction costs. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the Statement of Operations over the period of the borrowings using the effective interest method.

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in the Statement of Operations.

Financial liabilities are classified as current liabilities unless Opera has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Specification of Lease Liabilities and Other Loans

The table below summarizes lease liabilities and other loans (in thousands):

	As of December 31,
	2022	2023
Non-current lease liabilities	$4,723	$6,776
Non-current interest-bearing loans	-	-
Total non-current lease liabilities and other loans	4,723	6,776
Current lease liabilities	2,840	3,659
Current interest-bearing loans	146	-
Other current loans	126	111
Total current lease liabilities and other loans	3,112	3,770
Total lease liabilities and other loans	$7,836	$10,545

In June 2023, Opera made the final installment on the interest-bearing loan related to vendor financing of hosting infrastructure. As of December 31, 2023, Opera did not have any interest-bearing loans.

See Note 16 for a maturity analysis of the financial liabilities.

The Statement of Financial Position has the following amounts relating to leases (in thousands):

	As of December 31,
	2022	2023
Right-of-use assets:
Office properties (Note 10)	$6,307	$6,343
Equipment (Note 10)	1,157	3,713
Total right-of-use assets	$7,464	$10,056
Lease liabilities:
Non-current lease liabilities	$4,723	$6,776
Current lease liabilities	2,840	3,659
Total lease liabilities	$7,564	$10,434

The Statement of Operations has the following amounts relating to leases (in thousands):

	Year ended December 31,
	2022	2023
Depreciation expense of right-of-use assets classified as property	$2,047	$1,664
Depreciation expense of right-of-use assets classified as equipment	1,636	1,971
Interest expense (included in finance expense)	242	356
Expense relating to short-term leases (included in other operating expenses)	2,609	1,254
Foreign exchange (gain) loss	(103)	196
Total lease-related expenses	$6,431	$5,441

The total cash outflow for leases in 2023 was $6.1 million (2022: $6.2 million, and 2021: $7.5 million).

Lease terms are negotiated on an individual basis and are for a wide range of different terms and conditions. Lease contracts are typically made for fixed periods of 6 months up to 7 years, but several property and equipment leases include extension and termination options. These options are used to maximize operational flexibility. The majority of extension and termination options held are exercisable only by Opera and not by the respective lessors.

Some lease agreements require that Opera provide cash deposits as security for lease payments. As of December 31, 2023, such cash deposits totaled $1.7 million ( December 31, 2022: $1.7 million). Leased assets may not be used as collateral for borrowing purposes.

To determine the incremental borrowing rate, management used a build-up approach that started with a risk-free interest rate, which was adjusted for estimated credit risk and other factors specific to the lease, including term, geographic location, currency and collateral.

Guarantee

A guarantee has been made by Opera in favor of Dell Bank International d.a.c., or Dell, as a security for all present and future lease liabilities of Opera as the lessee to Dell. This guarantee is limited to a principal amount of 100.0 million Norwegian kroner ($9.8 million), with the addition of any interests, costs and/or expenses accruing on the liabilities and/or as a result of Opera’s non-fulfilment of the liabilities. The guarantee is valid until January 17, 2027.

Changes in Liabilities Arising from Financing Activities

The table below specifies changes in liabilities arising from financing activities (in thousands):

	Non-current lease liabilities	Non-current interest-bearing loans	Current lease liabilities	Current interest- bearing loans	Other current loans	Total
As of January 1, 2022	$1,925	$155	$3,449	$7,784	$194	$13,508
Net cash flows	(353)	(9)	(3,484)	(301)	(68)	(4,216)
Change in credit facility	-	-	-	(7,483)	-	(7,483)
New, modified and disposed leases	3,075	-	2,812	-	-	5,887
Interest expense	154	-	88	-	-	242
Foreign exchange (gain) loss	(78)	-	(24)	-	-	(103)
Other changes (1)	-	(146)	-	146	-	-
As of December 31, 2022	4,723	-	2,840	146	126	7,836
Net cash flows	(1,647)	-	(2,260)	(146)	(15)	(4,068)
New, modified and disposed leases	3,310	-	2,915	-	-	6,225
Interest expense	243	-	113	-	-	356
Foreign exchange (gain) loss	146	-	50	-	-	196
As of December 31, 2023	$6,776	$-	$3,659	$-	$111	$10,545
(1)

"Other changes" includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.